ACQUISITIONS	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
ACQUISITIONS	ACQUISITIONS
Crisp Results
On April 1, 2021, the Company completed a transaction to purchase the assets of Crisp Marketing, LLC (“Crisp Results”). Crisp Results is a digital performance advertising company that connects consumers with brands within the insurance sector, with primary focus on the Medicare insurance industry. Crisp Results is known for providing predictable, reliable, flexible and scalable customer acquisition solutions, supporting large brands with a process that combines data, design, technology and innovation.

The Company paid consideration of $40.0 million upon closing of the transaction, consisting of $20.0 million cash and Class A Common Stock valued at $20.0 million. The transaction also includes up to $10.0 million in contingent consideration to be earned over the 12 months following the acquisition, subject to the achievements of certain milestones, and $5.0 million of deferred payment, to be paid 18-months after the acquisition date.

As of April 1, 2021, the acquisition date, the present value of the contingent consideration earnout was recorded at $4.8 million, and the deferred consideration was $4.6 million. As of June 30, 2021, the contingent consideration earnout increased
$0.6 million during the current quarter to a total of $5.4 million, and the deferred consideration did not materially change. The contingent consideration and deferred payment can be paid in cash or DMS Class A Common Stock at the election of the Company.

In conjunction with this acquisition, we incurred approximately $0.7 million of legal and other acquisition-related expenses, which were recorded as Acquisition costs in the unaudited condensed consolidated operations during the three and six months ended June 30, 2021. Additionally, we incurred $0.2 million of equity issuance costs, offsetting the 1.6 million share issuance in the equity for Crisp Results.

The Company primarily used an Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired businesses have been included in the Company’s results of operations since the acquisition date of April 1, 2021. Under Accounting Standards Codification 805 (“ASC 805”), an acquirer must recognize any assets acquired and liabilities assumed at the acquisition date, measured at fair value as of that date. Assets meeting the identification criteria included tangible assets, such as real and personal property, and intangible assets. Identified intangible assets included the brand and customer relationships of the acquired business. The fair value of the brand was determined by applying an Income Approach, specifically the Relief from Royalty Method. The fair value of the acquired customer relationships was determined by applying an Income Approach, specifically the Multi Period Excess Earnings Method.
The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of Crisp Results and is included in the Marketplace reportable segment. Intangible assets primarily consist of brand and customer relationships with an estimated useful life of, one to seven years for brand and five to six years for customer relationships. Accounting remains open for working capital adjustments and final fair value calculations due to the timing and complexity of the acquisition transaction.
Aimtell, PushPros and Aramis
The Company acquired on February 1, 2021, Aimtell, Inc. (“Aimtell”), PushPros, Inc. (“PushPros”) and Aramis Interactive (“Aramis”). Aimtell and PushPros are leading providers of technology-enabled digital performance advertising solutions connecting consumers and advertisers within the home, auto, health and life insurance verticals. Aramis is a network of owned-and-operated websites that leverages the Aimtell and PushPros technologies and relationships.
The Company paid consideration of $20.0 million at the closing transaction, consisting of $5.0 million in cash and approximately 1.29 million shares of Class A Common Stock valued at $15.0 million, subject to a lock-up agreement, contingent consideration with a fair value of $4.9 million and working capital of $0.3 million. Total payouts for contingent consideration over the three years following the closing of the transaction is $15.0 million, subject to the acquired companies reaching certain milestones. The contingent consideration can be paid in cash or DMS Class A Common Stock at the election of the Company.
As of February 1, 2021, the acquisition date, the present value of the contingent consideration earnout was recorded at $4.9 million. The contingent consideration did not materially change during the three and six months ended June 30, 2021. The contingent consideration can be paid in cash or DMS Class A Common Stock at the election of the Company.

In conjunction with this acquisition, we incurred approximately $0.5 million of legal and other acquisition-related expenses, which were recorded as Acquisition costs in the unaudited condensed consolidated statements of operations during the six months ended June 30, 2021.
The Company primarily used an Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired businesses have been included in the Company’s results of operations since the acquisition date of February 1, 2021. Under Accounting Standards Codification 805 (ASC 805), an acquirer must recognize any assets acquired and liabilities assumed at the acquisition date, measured at fair value as of that date. Assets meeting the identification criteria included tangible assets, such as real and personal property, and intangible assets. Identified intangible assets included the brand, technology and customer relationships of the acquired business. The fair value of the brand and technology was determined by applying an Income Approach, specifically the Relief from Royalty Method. The fair value of the acquired customer relationships was determined by applying an Income Approach, specifically the Multi Period Excess Earnings Method.
The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of Aimtell/Aramis/PushPros and is included in the Brand Direct reportable segment. Intangible assets primarily consist of technology, brand and customer relationships with an estimated useful life of seven years for technology, one to seven years for brand, and five to six years for customer relationships. Accounting remains open for working capital adjustments and final fair value calculations due to the timing and complexity of the acquisition transaction.
SmarterChaos and She is Media

On July 16, 2020, the Company acquired SmarterChaos.com, LLC, a premier digital marketing and online performance management marketer, along with She Is Media, a female-centric performance ad network, (collectively, “SmarterChaos”) for cash and equity of DMSH totaling approximately $5.8 million, net of cash, which was subject to a working capital adjustment that was finalized December 31, 2020.

DMSH issued the SmarterChaos sellers approximately 307,000 DMSH Units, which are convertible to Class A Common Stock, with an aggregate total value of $3.0 million based on the DMS Inc. stock price on July 15, 2020. The SmarterChaos sellers also became parties to the Amended Partnership Agreement.

On June 30, 2021, SmarterChaos sellers elected to redeem 154,000 DMSH units; DMS Inc. elected to exchange those for shares of Class A common stock, with an aggregate capital contribution to DMSH of approximately $3.0 million.
In conjunction with this acquisition, we incurred approximately $0.4 million of legal and other acquisition-related expenses, which were recorded as Acquisition costs in the unaudited condensed consolidated statements of operations.
The Company primarily used an Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, which represents Level 3 fair value measurements, to assess the components of its purchase price allocation. The acquisition was accounted for as a business combination, whereby the excess of the fair value of the business over the fair value of identifiable net assets was allocated to goodwill. The results of operations of the acquired businesses have been included in the Company’s results of operations since the acquisition date of July 16, 2020. Under Accounting Standards Codification 805 (ASC 805), an acquirer must recognize any assets acquired and liabilities assumed at the acquisition date, measured at fair value as of that date. Assets meeting the identification criteria included tangible assets, such as real and personal property, and intangible assets. Identified intangible assets included the brand and customer relationships of the acquired business. The fair value of the brand was determined by applying an Income Approach, specifically the Relief from Royalty Method. The fair value of the acquired customer relationships was determined by applying an Income Approach, specifically the Multi Period Excess Earnings Method.
The goodwill related to this transaction reflects the workforce and synergies expected from combining the operations of SmarterChaos and is included in the Other reportable segment. Intangible assets primarily consist of brand and customer relationships with an estimated useful life of one to seven years for brand, and five to six years for customer relationships.
Net assets and liabilities acquired from the 2020 and 2021 Acquisitions consist of the following;

(In thousands)	SmarterChaos	Aimtell, PushPros and Aramis (preliminary)	Crisp Results (preliminary)	Expected Useful Life
	2020	2021	2021	2021
Goodwill	$3,078	$4,853	$17,370
Technology	$—	$10,500	$—	3 to 5
Customer relationships	$2,500	$7,920	$26,000	5 to 6
Accounts receivable	$576	$3,313	$2,610
Brand	$277	$226	$5,100	1 to 7
Non-competitive agreements	$—	$117	$—	3
Property and equipment	$28	$250	$220	3 to 5
Accounts payable	$(1,156)	$(2,966)	$(1,593)
Other assets acquired and liabilities assumed, net (1)	$496	$1,057	$—
Net assets and liabilities acquired	$5,799	$25,270	$49,707
(1) Other assets acquired and liabilities assumed, net includes Prepaids, and Other Current Assets, partially offset by other current liabilities (i.e., Travel and expense payables, payroll liabilities, tax liabilities).
The following schedule represents the amounts of net revenue and net income (loss) from operations related to 2021 and 2020 acquisitions which have been included in the unaudited consolidated statements of operations for the periods indicated subsequent to the acquisition date.

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
(In thousands)	Aimtell, PushPros and Aramis	Crisp Results	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$5,774	$6,967	$10,075	$6,967
Net income (loss) from operations	$(484)	$(155)	$(620)	$(155)

			Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
(In thousands)			SmarterChaos
Net revenue			$934	$1,757
Net income (loss) from operations			$7	$(161)
Pro Forma Information
The following unaudited pro forma financial information represents the consolidated financial information as if the acquisitions had been included in our consolidated results beginning on the first day of the fiscal year prior to their respective acquisition dates. The pro forma results do not reflect any cost savings, operating synergies or revenue enhancements that the combined company may achieve as a result of the acquisitions; the costs to combine the companies’ operations; or the costs necessary to achieve these costs savings, operating synergies and revenue enhancements. The pro forma results do not necessarily reflect the actual results of operations of the combined companies under our ownership and operation.

A proforma schedule for SmarterChaos is not included below because the Company was acquired on July 16, 2020 and net revenue and net income from operations related to this acquisition prior to July 16, 2020 was not material to the Company’s consolidated financial position or results of operations. Net revenue and net income from operations are presented in the above table subsequent to the acquisition date.

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
(In thousands)	Aimtell, PushPros and Aramis	Crisp Results	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$5,774	$6,967	$14,860	$15,246
Net income (loss) from operations	$(484)	$(155)	$635	$2,087

	Three Months Ended June 30, 2020		Six Months Ended June 30, 2020
	Aimtell, PushPros and Aramis	Crisp Results	Aimtell, PushPros and Aramis	Crisp Results
Net revenue	$8,393	$6,650	$16,432	$13,110
Net income (loss) from operations	$2,573	$1,119	$3,268	$2,105